Document and Entity Information	3 Months Ended
	Mar. 31, 2012	May 11, 2012
Document and Entity Information [Abstract]
Amendment Description	EXPLANATORY NOTE This Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-165161) (the “Registration Statement”) of China BCT Pharmacy Group, Inc. (the “Company”) is being filed pursuant to the undertaking in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement, as originally declared effective by the Securities and Exchange Commission on March 17, 2011 (as amended by Post-Effective Amendment No. 1 to the Registration Statement, which Post-Effective Amendment was declared effective by the Securities and Exchange Commission on May 12, 2011, and by Post-Effective Amendment No. 2 to the Registration Statement, filed on April 30, 2012, which has not been declared effective by the Securities and Exchange Commission), to include the information contained in (i) the Company’s Amendment No. 3 to Annual Report on Form 10-K/A for the fiscal year ended December 31, 2011 (the “Annual Report”) that was filed with the Securities and Exchange Commission on June 12, 2012 and (ii) the Company’s Quarterly Report on Form 10-Q for the three months ended March 31, 2012 (the “Quarterly Report”) that was filed with the Securities and Exchange Commission on May 21, 2012. The information included in this filing updates and supplements the Registration Statement, as amended by Post-Effective Amendment No. 1 and Post-Effective Amendment No. 2, and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	China BCT Pharmacy Group, Inc.
Entity Central Index Key	0001399356
Document Type	POS AM
Document Period End Date	Mar. 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		38,154,340